SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.	Stock Options, Restricted Stock Units

In 2003, the Company adopted a share option plan (the "Plan"). Under the Plan, options and RSU’s may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years. The options expire between six to ten years from the date of grant. In December 2012, the Company extended the term of the Plan for an additional period of ten years.

Upon adoption of the Plan, the Company reserved for issuance 8,639,000 ordinary shares in accordance with the respective terms thereof. Any options or RSU’s, which are canceled or forfeited before the expiration date, become available for future grants. On June 14, 2018, the Company`s board of directors decided to reserve an additional amount of 1,600,000 ordinary shares under the plan. As of June 30, 2018, the Company has 1,845,955 Ordinary shares available for future grant under the Plan.

On September 6, 2010, the Company's board of directors amended the Plan so as to enable to grant Restricted share Units ("RSUs") pursuant to such Plan.

The following table summarizes the activities for the Company’s stock options and RSU’s for the six months ended June 30, 2018:

	Six months ended June 30, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	7,939,978	$3.61	3.75	$2,839
Granted	432,401	$3.00
Exercised	(314,384)	$1.75
Forfeited or expired	(250,505)	$6.52

Outstanding at end of the period	7,807,490	$3.56	3.43	$10,386

Options exercisable at end of the year	5,025,948	$4.48	2.86	$5,940

Vested and expected to vest	7,402,176	$3.67	3.36	$9,778

	Number of RSUs	Aggregate intrinsic value

Outstanding at beginning of year	327,093	$648
Granted	-
Vested	(10,816)
Forfeited	(13,150)

Outstanding at end of period	303,127	$1,082

Vested and expected to vest	220,420	$787

During the six months ended June 30, 2018, the Company's Board of Directors granted 432,401 options to employees and directors to purchase 432,401 ordinary shares of the Company. The exercise prices for the options are from $ 1.95 to $ 3.14 per share, with vesting to occur in up to 4 years.

During the six months ended June 30, 2017 and 2018 the Company recorded share based compensation in total amount of $ 619 and $ 1,032, respectively.

During the year ended December 31, 2017, 237,410 options were exercised at a weighted average exercise price of $ 1.19. In addition, 37,269 RSU’s were vested during the year.

During the six months ended June 30, 2018, 314,384 options were exercised at a weighted average exercise price of $ 1.75. In addition, 10,816 RSU’s were vested during the period.

As of June 30, 2018, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 1,462, which is expected to be recognized over a weighted average period of approximately one year.